UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto         New York, New York                 August 8, 2002
-------------------         --------------------------         -------------
(Signature)                 (City, State)                      (Date)

/s/  Henry Gooss            New York, New York                 August 8, 2002
----------------            --------------------------         -------------
(Signature)                 (City, State)                      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                    4
                                                                    -----
Form 13F Information Table Entry Total:                               11
                                                                    -----
Form 13F Information Table Value Total:                             $163,137
                                                                    -------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.             Form 13F File Number            Name
---             --------------------            ----
1.              Not Known                       Investor Trading AB
2.              Not Known                       Investor Growth Capital Limited
3.              Not Known                       Investor Group L.P.
4.              Not Known                       Duba AB


                                                              Investor AB
                                                               Form 13F
                                                      Quarter ended June 30, 2002

------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- -----------------------
                         Title                Value      Shares/      Sh/   Put/ Invstmt    Other            Voting Authority
Name of Issuer           of       CUSIP       (x$10.00)  Prn Amt      Prn   Call Dscretn    Managers
                         Class
                                                                                                         Sole       Shared    None
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ---------------------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Amkor Technology Inc     COM      031652100       9,158    1,472,300  SH         Defined     2          1,472,300
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Axcan Pharma Inc         COM      054923107      49,800    3,333,334  SH         Defined     2, 3       3,333,334
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Edison Schools Inc       CL A     281033100         427      423,220  SH         Defined     3, 4         423,220
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
EDT Learning INC         COM      26841E107         668      750,000  SH         Defined     2, 3         750,000
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Esperion Therapeutics    COM      29664R106       1,576      290,324  SH         Sole                     290,324
Inc
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Intrabiotics             COM      46116T100       4,063    3,125,000  SH         Defined     2, 3       3,125,000
Pharmaceuticals
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Intuitive Surgical Inc   COM      46120E107      21,425    2,529,545  SH         Defined     2, 3       2,529,545
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
KYPHON INC               COM      501577100      62,089    4,258,495  SH         Defined     2, 3       4,258,495
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
Medtronic Inc            COM      585055106      11,176      260,810  SH         Defined     2, 3         260,810
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
PFIZER Inc               COM      717081103       1,873       53,500  SH         Defined      1            53,500
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
WHIRLPOOL CORP           COM      963320106         882       13,500  SH         Defined      1            13,500
------------------------ -------- ----------- ---------- ------------ ----- --- -------------------- ------------ --------- --------
------------------------ -------------------- ---------- --------- -------------------------------------------------------- --------

REPORT SUMMARY           11 DATA RECORDS        163,137            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------ -------------------- ---------- --------- -----------------------------------------------------------------

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